OTHER FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
OTHER FINANCIAL ASSETS AND LIABILITIES [Text Block]

11. OTHER FINANCIAL ASSETS AND LIABILITIES

	As at December 31,
	2025	2024
Marketable securities	2,409	895
Copper collars (Note 6b)	-	26,568
Fuel call options (Note 6b)	-	332
Current portion of other financial assets	2,409	27,795

Investment in private companies	500	500
Reclamation deposits	457	459
Long-term portion of other financial assets	957	959

Copper collars (Note 6b)	(29,165)	-
Current portion of other financial liabilities	(29,165)	-

Compensation-related liabilities	(22,295)	(8,152)
Other liabilities	(2,000)	-
Long-term portion of other financial liabilities	(24,295)	(8,152)

The total realized and unrealized fair value loss on copper collars for the year amounted to $57,226 (2024 - gain of $16,073) (Note 6a). The Company holds strategic investments in publicly traded and privately owned mineral exploration and development companies.